Loans and borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
Loans and borrowings
Total loans and borrowings	€ 41,284	€ 64,398	€ 80,980
Current Loans And Borrowings	12,997	25,483	19,960
Non-Current Loans And Borrowings.	28,287	38,915	61,020
K€35,000 EIB bank loan
Loans and borrowings
Total loans and borrowings	15,833	21,667	27,500
K€28,000 acquisition bank loan
Loans and borrowings
Total loans and borrowings		10,000	12,559
K€17,700 secured bank loans
Loans and borrowings
Total loans and borrowings	13,348	14,904	16,165	€ 17,700
K€12,300 bank loans ACTech
Loans and borrowings
Total loans and borrowings	1,230	3,546	5,860
K€5,000 other facility loan
Loans and borrowings
Total loans and borrowings	1,094	1,496	1,881
Bank investment loans - top 20 outstanding
Loans and borrowings
Total loans and borrowings	2,023	4,778	8,828
Bank investment loans - other
Loans and borrowings
Total loans and borrowings			606
Lease liabilities
Loans and borrowings
Total loans and borrowings	7,726	7,943	7,485
Related party loan
Loans and borrowings
Total loans and borrowings	€ 30	€ 64	€ 96